Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash	$ 438	$ 230
Investments with maturities from the date of acquisition of three months or less	1,296	722
Cash and cash equivalents	1,734	952	$ 1,407	$ 1,407
Net change in non-cashworking capital items
Trade and settlements receivables	282	(44)
Prepaids and other current assets	(26)	(145)
Inventories	(338)	(27)
Trade accounts payable and other liabilities	53	385
Net change in non-cash working capital items	$ (29)	$ 169